Other Assets (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Lease receivables and other assets
AeroTurbine Inventory		$ 253,646
Lease incentive costs, net of amortization		32,220
Predecessor
Lease receivables and other assets
AeroTurbine Inventory	257,676
Lease receivables	229,354
Straight-line rents and other assets	199,591
Lease incentive costs, net of amortization	183,220
Goodwill and other intangible assets	46,076
Notes and trade receivables, net of allowance	18,146
Total lease receivables and other assets	$ 934,063
Interest rate on notes receivable, minimum (as a percent)	2.00%
Interest rate on notes receivable, maximum (as a percent)	10.50%